Public and Private Warrants - Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrant Liability [Roll Forward]
Fair value at Closing of the Merger	$ 64,127
Change in fair value of warrants liabilities	48,370	$ 0
Warrants Exercised	(73,523)
Fair value at December 31, 2021	38,974	64,127
Public warrants liability
Warrant Liability [Roll Forward]
Fair value at Closing of the Merger	38,984
Change in fair value of warrants liabilities	29,431
Warrants Exercised	(45,086)
Fair value at December 31, 2021	23,329	38,984
Private warrants liability
Warrant Liability [Roll Forward]
Fair value at Closing of the Merger	25,143
Change in fair value of warrants liabilities	18,939
Warrants Exercised	(28,437)
Fair value at December 31, 2021	$ 15,645	$ 25,143